OPERATING DATA - Schedule of Trade Accounts Receivable and Allowance for Expected Credit Losses (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade accounts receivable	$ 4,432	$ 3,863
Gross amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade accounts receivable	4,605	4,056
Allowance for lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade accounts receivable	$ (173)	$ (193)